UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869
                                   -----------

                       FRANKLIN FLOATING RATE MASTER TRUST
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000
                                                   -------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 7/31/09
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

FINANCIAL HIGHLIGHTS



                                                                                Year Ended July 31,
                                                         2009          2008         2007          2006          2005
                                                     -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of year                        $9.02         $9.51        $9.77         $9.85         $9.84
                                                     ----------------------------------------------------------------------
Income from investment operations/a:
  Net investment income                                   0.325         0.549        0.655         0.565         0.398
  Net realized and unrealized gains (losses)            (0.780)       (0.493)      (0.258)       (0.076)         0.013
                                                     ----------------------------------------------------------------------
Total from investment operations                        (0.455)         0.056        0.397         0.489         0.411
                                                     ----------------------------------------------------------------------
Less distributions from net investment income           (0.325)       (0.546)      (0.657)       (0.569)       (0.401)
                                                     ----------------------------------------------------------------------
Net asset value, end of year                              $8.24         $9.02        $9.51         $9.77         $9.85
                                                     ----------------------------------------------------------------------
Total return                                             (4.65)%        0.64%        4.09%         5.09%         4.23%

RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates          1.02%        1.00%        0.95%         0.95%         0.95%
Expenses net of waiver and payments by affiliates(b)       0.69%        0.60%        0.60%         0.60%         0.60%
Net investment income                                      4.27%        6.16%        6.70%         5.76%         4.08%

SUPPLEMENTAL DATA
Net assets, end of year (000's)                         $340,579     $447,246   $1,069,720    $1,140,854    $1,121,133
Portfolio turnover rate                                   53.88%       28.10%       77.72%        78.29%        72.38%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Benefit of expense reduction rounds to less than 0.01%.

Anual Report|The accompanying notes are an integral part of these financial statements.


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2009

                                                                                       PRINCIPAL                          % OF NET
                                                                  COUNTRY              AMOUNT/a             VALUE            ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
b, c  SENIOR FLOATING RATE INTERESTS
      AEROSPACE & DEFENSE
      BE Aerospace Inc., Term Loan B, 5.75% 7/28/14               United States   $       2,286,725        $  2,825,296        0.67
      Hawker Beechcraft Inc.,
        Synthetic L/C, 2.598%, 3/26/14                            United States             133,797              91,484        0.03
        Term Loan B, 2.285% - 2.598%, 3/26/14                     United States           2,266,962           1,550,035        0.45
      ILC Industries Inc., June 2006 Term Loan, 2.285%,           United States             724,488             688,264        0.20
       2/24/12
      L-1 Identity Solutions Operating Co., Tranche B-1 Term      United States           1,355,000           1,361,210        0.40
       Loan, 6.75%, 8/05/13
      Spirit Aerosystems Inc. (Onex Wind Finance LP), Term        United States           2,937,011           2,870,929        0.84
      B-1 Loan, 2.255%, 12/31/11
      TransDigm Inc., Term Loan B, 2.285%, 6/23/13                United States           2,650,000           2,572,707        0.76
                                                                                                           ------------  ----------
                                                                                                             11,419,925        3.35
                                                                                                           ------------  ----------
      APPLICATION SOFTWARE
      CCC Information Services Group Inc., Term Loan B,           United States             558,323             536,455        0.16
       2.54%, 2/10/13
                                                                                                           ------------  ----------
      AUTO PARTS & EQUIPMENT
      Affinia Group Inc., Term Loan B, 3.488%, 11/30/11           United States             737,531             678,528        0.20
      Cooper Standard Automotive Inc.,
        DIP Facility, 12.25%, 4/24/10                             United States             600,000             600,000        0.18
        Term Loan C, 3.125%, 12/23/11                             United States           1,750,114           1,233,830        0.36
      Dayco Products LLC (Mark IV),
        d/Replacement Term Loan, 6.75%, 6/23/11                   United States           3,380,745             950,834        0.28
        U.S. Term Facility (DIP TL), 8.50%, 5/04/11               United States             700,000             648,145        0.19
      Federal-Mogul Corp., Term Loan B, 2.228% - 2.248%,          United States           2,401,261           1,818,955        0.54
       12/27/14
      Key Safety Systems Inc., Term Loan B, 2.538% - 2.851%,      United States           4,547,725           1,932,783        0.57
       3/10/14
      United Components Inc., Term Loan D, 3.21%, 6/29/12         United States             746,564             658,843        0.19
                                                                                                           -------------  ---------
                                                                                                              8,521,918        2.51
                                                                                                           -------------  ---------
      BROADCASTING
  e   Bresnan Communications LLC,
        Add-on Term Loan, 4.25%, 9/29/13                          United States           1,200,750           1,154,472        0.34
        Initial Term Loan B, 4.25% 9/29/13                        United States             299,250             290,215        0.09
      Citadel Broadcasting Corp., Term Loan B, 2.33% - 2.35%,     United States           2,573,388           1,460,398        0.43
       6/12/14
      Discovery Communications Inc.,
        Term Loan B, 2.598%, 5/14/14                              United States           3,357,296           3,315,330        0.97
        Term Loan B, 2.598%, 5/14/14                              United States             897,750             912,338        0.27
      Entravision Communications Corp., Term Loan B, 5358%,
       3/29/13                                                    United States           1,437,372           1,354,723        0.40
      Gray Television Inc., Term Loan B, 3.81%, 12/31/14          United States           2,239,136           1,430,248        0.42
      LBI Media Inc., Term Loan B, 1.785%, 3/31/12                United States             967,500             717,159        0.21
      Mission Broadcasting Inc., Term Loan B, 2.348%, 10/01/12    United States             735,877             553,748        0.16
      Nexstar Broadcasting Inc., Term Loan B, 2.089% - 2.238%,
       10/01/12                                                   United States             695,962             523,712        0.15
      Univision Communications Inc., Initial Term Loan,           United States           5,600,000           4,534,835        1.33
       2.535% 9/29/14
                                                                                                           ------------  ----------
                                                                                                             16,247,178        4.77
                                                                                                           ------------  ----------
      BUILDING PRODUCTS
      Goodman Global Holdings Co. Inc., Term Loan B, 6.50%,       United States             947,500            927,958         0.27
       2/13/14
                                                                                                           ------------  ----------

      CABLE & SATELLITE
  e   CSC Holdings Inc. (Cablevision), Incremental Term Loan      United States          1,386,790           1,355,339         0.40
        B-2, 2.038%, 3/29/16



FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


      DIRECTV Holdings LLC, Term Loan C, 5.25%, 4/13/13           United States   $       3,171,766       $   3,188,617        0.94
      Insight Midwest Holdings, Term Loan B, 2.31%, 4/02/14       United States           1,907,500           1,810,763        0.53
      MCC Iowa, Term Loan E, 6.50%, 1/03/16                       United States           1,236,011           1,241,419        0.36
      UPC Financing Partnership,
        Term Loan N, 2.059%, 12/31/14                              Netherlands            2,722,809           2,605,388        0.77
        Term Loan T, 3.809%, 12/31/16                              Netherlands            1,477,191           1,445,184        0.42
                                                                                                           ------------  ----------
                                                                                                             11,646,710        3.42
                                                                                                           ------------  ----------
      CASINOS & GAMING
      Ameristar Casinos Inc., Term Loan B, 3.76%, 11/10/12        United States           1,711,319          1,668,536         0.49
      CCM Merger Inc. (MotorCity Casin), Term Loan B, 8.50%,
        7/13/12                                                   United States           1,116,842          1,028,891         0.30
      Green Valley Ranch Gaming LLC, Term Loan B, 4.25%, 2/16/14  United States              53,125             37,387         0.01
      Penn National Gaming Inc., Term Loan B, 2.04% - 2.72%,      United States           3,263,430          3,202,824         0.94
       10/03/12
      VML U.S. Finance LLC (Venetian Macau),
        Delayed Draw, 2.85%, 5/25/12                                  Macau               2,364,321          2,194,878         0.65
        New Project Term Loans, 2.85%, 5/25/13                        Macau               1,918,919          1,781,396         0.52
        Term Loan B, 2.85%, 5/25/13                                   Macau               1,203,009          1,116,793         0.33
                                                                                                           ------------  ----------
                                                                                                            11,030,705        3.24
                                                                                                           ------------  ----------
      COMMERCIAL PRINTING
      Cenveo Corp.,
        Delayed Draw Term Loan, 5.109%, 6/21/13                   United States              9,817               9,424        0.00/f
        Term Loan C, 5.109%, 6/21/13                              United States            994,296             954,524         0.28
                                                                                                           ------------  ----------
                                                                                                               963,948        0.28
                                                                                                           ------------  ----------
      COMMUNICATIONS EQUIPMENT
      Brocade Communications Systems Inc., Term Loan, 7.00%,      United States            946,774            951,311          0.28
       10/07/13
      CommScope Inc., Term Loan B, 3.098, 12/16/14                United States            772,674            756,014          0.22
                                                                                                           ------------  ----------
                                                                                                            1,707,325          0.50
                                                                                                           ------------  ----------
      CONSTRUCTION & ENGINEERING
      URS Corp., Term Loan B, 2.535% - 2.845%, 5/15/13            United States           2,342,242        2,335,4104          0.69
                                                                                                           ------------  ----------
      CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS
      Bucyrus International Inc., Tranche B Dollar Term Loan,     United States           1,270,316          1,203,624         0.35
       1.79% - 2.52%, 5/04/14
      Oshkosh Truck Corp.,
        Term Loan A, 8.25%, 12/06/11                              United States             706,500            695,903         0.21
        Term Loan B, 6.60% - 6.64%, 12/06/13                      United States           1,542,162          1,531,422         0.45
                                                                                                           ------------  ----------
                                                                                                             3,430,949         1.01
                                                                                                           ------------  ----------
      CONSTRUCTION MATERIALS
      Headwaters Inc., Term Loan B, 5.960, 4/30/11                United States           1,181,238         1,126,606          0.33
                                                                                                           ------------  ----------
      DATA PROCESSING & OUTSOURCED SERVICES
      Affiliated Computer Services Inc.,
        Additional Term Loan, 2.285% - 2.296%, 3/20/13            United States           2,018,906          1,984,069         0.58
        Term Loan B, 2.285%, 3/20/13                              United States           1,254,500          1,232,854         0.36
  e   Emdeon Business Services LLC, First Lien Term Loan,         United States           2,733,740          2,665,397         0.78
       2.29% - 2.598%, 11/16/13
      First Data Corp., Term Loan B-2, 3.035, 9/24/14             United States           1,267,376          1,073,309         0.32
      Lender Processing Services Inc., Term Loan B, 2.785%,       United States             591,519            592,258         0.17
       7/02/14
      Metavante Corp., Term Loan B, 2.778%, 11/01/14              United States           5,216,031          5,126,926         1.51
      SunGard Data Systems Inc.,
        Incremental Term Loan, 6.75%, 2/28/14                     United States             694,750            696,114         0.21
        Tranche B U.S. TL, 3.993% - 4.604%, 2/28/16               United States             897,698            862,239         0.25
                                                                                                           ------------  ----------
                                                                                                            14,233,166         4.18
                                                                                                           ------------  ----------



FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


      DISTILLERS & VINTNERS
      Constellation Brands Inc., Term Loan B, 1.813%, 6/05/13     United States   $       2,267,491     $    2,232,771         0.66
                                                                                                           ------------  ----------
      DIVERSIFIED CHEMICALS
      Ashland Inc., Term Loan B, 7.65%, 5/13/14                   United States           1,479,363          1,507,649         0.44
      Celanese U.S. Holdings LLC, Dollar Term Loan, 2.345%,       United States           1,767,164          1,677,977         0.49
       4/02/14
      Huntsman International LLC, Term Loan B, 2.038%, 4/21/14    United States           3,806,535          3,538,174         1.04
                                                                                                           ------------  ----------
                                                                                                             6,723,800         1.97
                                                                                                           ------------  ----------
      DIVERSIFIED REAL ESTATE ACTIVITIES
   e  CB Richard Ellis Services Inc., Term Loan B, 6.00% -        United States           1,712,274          1,630,941         0.48
       6.25%, 12/20/13
                                                                                                           ------------  ----------
      DIVERSIFIED SUPPORT SERVICES
      ARAMARK Corp.,
        Synthetic L/C, 2.336%, 1/26/14                            United States             320,496           304,872          0.09
        Term Loan B, 2.473%, 1/26/14                              United States           5,044,817         4,798,882          1.41
   e  JohnsonDiversey Inc.,
        Delay Draw, 3.016%, 12/16/10                              United States             506,349           495,589          0.15
        Term Loan B, 3.016%, 12/16/11                             United States           3,071,495         3,006,226          0.88
      Language Lines Inc., Term Loan B, 3.85%, 6/11/11            United States           1,175,142         1,142,826          0.33
      West Corp.,
        Term Loan B-2, 2.66% - 2.677%, 10/24/13                   United States           1,319,550         1,253,401          0.37
        Term Loan B-3, 7.25%, 10/24/13                            United States             987,500           996,963          0.29
                                                                                                           ------------  ----------
                                                                                                           11,998,759         3.52
                                                                                                           ------------  ----------
      DRUG RETAIL
      Rite Aid Corp.,
        Tranche 3 Term Loan, 5.25%, 6/04/14                       United States             682,972           424,297          0.14
        Tranche 4 Term Loan, 9.50%, 6/10/15                       United States             102,206            63,495          0.02
                                                                                                           ------------  ----------
                                                                                                            1,468,861          0.43
                                                                                                           ------------  ----------
      EDUCATION SERVICES
      Bright Horizons Family Solution Inc., Term Loan B,
        7.50%, 5/21/15                                            United States           1,383,519         1,308,809          0.39
      Education Management LLC, Term Loan C, 2.375%, 6/01/13      United States           2,696,901         2,589,024          0.76
      Laureate Education Inc.,
        Closing Date Term Loan, 3.754%, 8/18/14                   United States           1,317,872         1,165,658          0.34
        Delayed Draw Term Loan, 3.754%, 8/18/14                   United States             197,231           174,451          0.05
                                                                                                           ------------  ----------
                                                                                                            5,237,942          1.54
                                                                                                           ------------  ----------
      ELECTRICAL COMPONENTS & EQUIPMENT
      Baldor Electric Co., Term Loan B, 5.258%, 1/31/14           United States           3,346,687          3,284,535         0.96
                                                                                                           ------------  ----------
      ELECTRONIC MANUFACTURING SERVICES
      FCI USA,
        Term Loan B1, 3.406%, 11/01/13                            United States           1,339,473           910,841          0.27
        Term Loan C1, 3.406%, 11/03/14                            United States           1,339,473           930,934          0.27
      Flextronics International USA Inc.,
        Term Loan A, 2.552% - 2.847%, 10/01/14                    United States             447,337           389,276          0.12
        Term Loan A-1, 2.759%, 10/01/14                           United States             128,545           111,861          0.03
                                                                                                           ------------  ----------
                                                                                                            2,342,912          0.69
                                                                                                           ------------  ----------
      ENVIRONMENTAL & FACILITIES SERVICES
      Casella Waste Systems Inc., Term Loan B, 7.00%, 4/09/14     United States             650,000           645,125          0.19
      Duratek Inc. (EnergySolutions), Term Loan B, 2.54%,         United States             687,215           645,983          0.19
       6/07/13
      EnergySolutions LLC,
        Synthetic L/C, 2.54%, 6/07/13                             United States              95,475            90,701          0.03
        Synthetic L/C (Add-On), 2.54%, 6/07/13                    United States           1,060,905         1,007,860          0.30
        Term Loan B, 2.54%, 6/07/13                               United States           1,432,370         1,346,427          0.39





FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


   g  EnviroSolutions Inc., Initial Term Loan, PIK, 10.50%,       United States    $      2,218,843    $    1,608,662          0.47
       7/07/12
                                                                                                            ------------ ----------
                                                                                                            5,344,758         1.57
                                                                                                           ------------  ----------
      FOOD DISTRIBUTORS
      JRD Holdings Inc., Term Loan, 2.538%, 7/02/14               United States          1,500,000          1,443,750          0.42
                                                                                                           ------------  ----------

      FOOD RETAIL
      Pantry Inc.,
        Delayed Draw Term Loan, 1.79%, 5/14/14                    United States            298,686            280,205          0.08
        Term Loan B, 1.79%, 5/14/14                               United States          1,037,188            973,012          0.29
                                                                                                           ------------  ----------
                                                                                                              794,461          0.25
                                                                                                           ------------  ----------
      GENERAL MERCHANDISE STORES
      Dollar General Corp., Tranche B-1 Term Loan, 3.035% -       United States           3,200,000         3,123,501          0.92
       3.238%, 7/07/14
                                                                                                           ------------  ----------
      HEALTH CARE EQUIPMENT
      DJO Finance LLC, Term Loan B, 3.285% - 3.598%, 5/20/14      United States           2,705,028         2,533,711          0.75
                                                                                                           ------------  ----------
      HEALTH CARE FACILITIES
      Community Health Systems Inc.,
        Delayed Draw Term Loan, 2.535%, 7/25/14                   United States             275,930           259,875          0.08
        Term Loan, 2.535% - 2.924%, 7/25/14                       United States           5,406,674         5,092,411          1.49
      HCA Inc., Term Loan B-1, 3.848%, 11/18/13                   United States           4,523,656         4,254,797          1.25
      Health Management Associates Inc., Term Loan B, 2.348%,     United States             691,266           643,633          0.19
       2/28/14
      HealthSouth Corp., Term Loan B, 2.54%, 3/10/13              United States           2,700,282         2,580,697          0.76
      Iasis Healthcare LLC,
        Delayed Draw Term Loan, 2.285%, 3/14/14                   United States           1,134,850         1,063,921          0.31
        Initial Term Loan, 2.285%, 3/14/14                        United States           3,279,390         3,074,428          0.90
        Synthetic L/C, 2.37%, 3/14/14                             United States             305,683           286,578          0.08
      LifePoint Hospitals Inc., Term Loan B, 2.295%,
        4/15/12                                                   United States           2,970,414         2,854,568          0.84
    e Psychiatric Solutions Inc., Term Loan, 2.038% -             United States           1,890,117         1,796,793          0.53
       2.052%, 7/01/12
      Vanguard Health Holding Co. II LLC, Replacement Term        United States           3,897,436         3,773,205          1.11
       Loan, 2.535%, 9/23/11
                                                                                                           ------------  ----------
                                                                                                           25,680,906          7.54
                                                                                                           ------------  ----------
      HEALTH CARE SERVICES
      AMR Holdco/EmCare Holdco, Term Loan B, 2.285% - 2.302%,     United States           1,202,959         1,151,833          0.34
       2/10/12
      DaVita Inc., Term Loan B-1, 1.79% - 2.10%, 10/05/12         United States           4,577,225         4,394,136          1.29
      Fresenius Medical Care Holdings Inc., Term Loan B,             Germany              2,071,292         2,009,584          0.59
       1.885% - 1.985%, 3/31/13
      Fresenius SE (APP), Term Loan B2, 6.75%, 9/10/14,              Germany                277,984           280,833          0.08
      Fresenius SE (New Finco1), Term Loan B, 6.75%, 9/10/14         Germany                516,016           521,305          0.15
      Team Finance LLC, Term Loan B, 2.608% - 2.716%,             United States           1,143,014         1,074,433          0.31
       11/23/12
      VICAR Operating Inc., Incremental Term Loan, 1.813%,        United States             879,750           844,560          0.25
       5/16/11
                                                                                                           ------------  ----------
                                                                                                           10,276,684          3.01
                                                                                                           ------------  ----------
      HEALTH CARE SUPPLIES
      Bausch and Lomb Inc.,
        Delayed Draw Term Loan, 3.535%-3.848%, 4/28/15            United States            299,833            284,895          0.08
        Parent Term Loan, 3.848%, 4/28/15                         United States          1,181,341          1,122,485          0.33
                                                                                                           ------------  ----------
                                                                                                            1,407,380          0.41
                                                                                                           ------------  ----------
      HOUSEHOLD PRODUCTS
      Prestige Brands Inc., Term Loan B, 2.535%, 4/06/11          United States             732,518           719,699          0.21
                                                                                                           ------------  ----------




FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


      HOUSEWARES & SPECIALTIES
      Jarden Corp.,
        Term Loan B1, 2.348%, 1/24/12                             United States    $     1,647,892    $     1,611,639          0.47
        Term Loan B2, 2.348%, 1/24/12                             United States          1,685,964          1,648,872          0.48
      Jostens IH Corp. (Visant Holding Corp.), Term Loan C,       United States          1,824,366          1,774,196          0.52
       2.637%, 10/04/11
                                                                                                      -----------------  ----------
                                                                                                            5,034,707          1.48
                                                                                                           ------------  ----------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
      Dynegy Holdings Inc.,
        Term L/C Facility, 1.79%, 4/02/13                         United States         1,447,792           1,404,358          0.41
        Term Loan B, 1.79%, 4/02/13                               United States           193,751             187,939          0.06
   e  NRG Energy Inc.,
        Credit Link, 0.498%, 2/01/13                              United States         1,728,754           1,643,613          0.48
        Term Loan, 1.785% - 2.098%, 2/01/13                       United States         3,225,076           3,066,241          0.90
      Texas Competitive Electric Holdings Co. LLC,
        Term Loan B-2, 3.785% - 3.802%, 10/10/14                  United States           543,371             420,962          0.13
        Term Loan B-3, 3.785% - 3.802%, 10/10/14                  United States           982,500             757,906          0.22
                                                                                                      -----------------  ----------
                                                                                                            7,481,019          2.20
                                                                                                      -----------------  ----------
      INDUSTRIAL CONGLOMERATES
      Manitowoc Co., Inc., Term Loan B, 7.50%, 11/06/14           United States         2,786,000           2,532,939          0.74
      Sensus Metering Systems Inc., Term Loan B-3,                United States         1,293,083           1,293,083          0.38
        7.00%, 6/17/13
      TriMas Co. LLC,
        Term Loan B, 2.535% - 2.752%, 8/02/13                     United States         1,350,242           1,218,593          0.36
        Tranche B-1 L/C, 2.595%, 8/02/11                          United States           320,405             289,166          0.08
                                                                                                      -----------------  ----------
                                                                                                            5,320,851          1.56
                                                                                                      -----------------  ----------
      INDUSTRIAL MACHINERY
      Amsted Industries Inc., Delayed Draw, 2.60% - 3.007%        United States          997,469              935,958          0.27
        4/05/13
      CI Acquisition Inc. (Chart Industries), Term Loan B,        United States          962,662              900,088          0.26
       2.313%, 10/17/12
      Husky Injection Molding Systems Ltd. (Ontario Inc.),            Canada           1,267,500            1,254,825          0.37
       Term Loan, 3.848%, 12/14/12
      Iltron Inc., Dollar Term Loan, 3.79%, 4/18/14               United States        1,343,797            1,340,095          0.39
      Mueller Water Products Inc., Term Loan B, 5.988% -          United States          650,244              599,309          0.18
       6.098%, 5/24/14
      RBS Global Inc. (Rexnord Corp.),
        Incremental Tranche B-2, 2.313%, 7/22/13                  United States       1,569,271             1,412,344          0.41
        Tranche B-1 Term B Loan, 2.813%-3.063%, 7/22/13           United States       3,503,279             3,187,983          0.94
                                                                                                      -----------------  ----------
                                                                                                            9,630,602          2.82
                                                                                                       -----------------  ----------
      INTEGRATED TELECOMMUNICATION SERVICES
      GCI Holdings Inc., Add-On Term Loan, 4.54%, 8/31/12         United States       1,678,546             1,644,975          0.48
      NTELOS Inc., Term Loan B-1, 2.54%, 8/24/11                  United States       1,054,755             1,048,163          0.31
      Wind Telecomunicazioni SpA,
        Term Loan B-2, 3.991%, 5/26/13                                Italy           2,650,000             2,527,806          0.74
        Term Loan C-2, 4.991%, 5/26/13                                Italy           2,650,000             2,526,332          0.74
      Windstream Corp., Tranche B-1, 1.79% - 2.02%, 7/17/13       United States       3,144,402             3,050,070          0.90
                                                                                                      -----------------  ----------
                                                                                                           10,797,346          3.17
                                                                                                      -----------------  ----------
      INTERNET RETAIL
      Ticketmaster, Term Loan B, 3.60%, 7/25/14                   United States         450,000               436,500          0.13
                                                                                                      -----------------  ----------
      IT CONSULTING & OTHER SERVICES
      Acxiom Corp., Term Loan B, 2.035% - 2.92%, 9/14/12          United States         809,778               779,412          0.23
                                                                                                      -----------------  ----------
      LEISURE FACILITIES
      24 Hour Fitness Worldwide Inc., Term Loan B, 2.79% -        United States       2,329,521             2,015,036          0.59
       3.08%, 6/08/12
                                                                                                      -----------------  ----------




FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


      LEISURE PRODUCTS
      PlayPower Inc., Term Loan B, 5.49% - 5.67%, 6/30/12         United States   $     569,011       $       513,533          0.15
                                                                                                      -----------------  ----------
      LIFE & HEALTH INSURANCE
   e  Conseco Inc., Term Loan, 2.386%, 10/10/13                   United States       5,537,649             4,042,484          1.19
                                                                                                      -----------------  ----------
      LIFE SCIENCES TOOLS & SERVICES
      Life Technologies Corp., Term Loan B, 5.25%, 11/21/15       United States         395,654               399,776          0.12
                                                                                                       -----------------  ----------
      METAL & GLASS CONTAINERS
      Anchor Glass Container Corp., Term Loan, 6.75%, 6/20/14     United States       1,329,601             1,302,454          0.38
      Crown Americas LLC,
        Additional Term B Dollar Loan, 2.038%, 11/15/12           United States         621,795               608,582          0.18
      e Term B Dollar Loan, 2.038%, 11/15/12                      United States       1,978,205             1,936,168          0.57
      Owens-Brockway Glass Container Inc., Term Loan B, 3.75%,    United States       1,150,000             1,141,375          0.33
       6/20/14
                                                                                                      -----------------  ----------
                                                                                                            4,988,579          1.46

      MOVIES & ENTERTAINMENT
      Cinemark USA Inc., Term Loan, 2.04% - 2.67%, 10/05/13       United States       1,380,739             1,326,883          0.39
      Metro-Goldwyn-Mayer Inc., Term Loan B, 3.535%, 10/05/13     United States       2,640,000             1,531,200          0.45
   e  Regal Cinemas Corp., Term Loan, 4.348%, 10/27/13            United States       2,258,216             2,243,388          0.66
      Zuffa LLC, Term Loan B, 2.375%, 6/19/15                     United States       1,914,830             1,693,821          0.49
                                                                                                      -----------------  ----------
                                                                                                            6,795,292          1.99
                                                                                                      -----------------  ----------
      OIL & GAS DRILLING
      Dresser Inc., Term Loan B, 3.104%, 5/04/14                  United States       2,745,638             2,565,456          0.75
                                                                                                      -----------------  ----------
      PACKAGED FOODS & MEATS
      B&G Foods, Inc., Term Loan C, 4.45%, 2/23/13                United States         793,814               779,261          0.23
      Dean Foods Co., Term Loan B, 1.975%, 4/02/14                United States       3,687,801             3,557,190          1.04
   e  Del Monte Foods Co., Term Loan B, 1.785%-1.988%, 2/8/12     United States       2,159,332             2,145,836          0.63
      Michale Foods Inc., Term Loan B, 6/50%, 5/01/14             United States       1,506,545             1,521,610          0.45
      Wm. Wrigley Jr. Co., Term Loan B, 6.50%, 10/06/14           United States         975,000               987,696          0.29
                                                                                                       -----------------  ----------
                                                                                                            8,991,593          2.64
                                                                                                      -----------------  ----------
      PAPER PACKAGING
      Rock-Tenn Co., Term Loan B, 5.75%, 3/05/14                  United States       1,223,396             1,211,162          0.36
                                                                                                      -----------------  ----------

      PAPER PRODUCTS
   e  Domtar Corp., Term Loan, 1.671%, 3/07/14                    United States       1,937,124             1,856,814          0.55
      Georgia-Pacific LLC,
        Additional Term Loan, 2.30% - 2.339%, 12/20/12            United States         471,231               455,916          0.13
   e    Term Loan B, 2.30% - 2.65%, 12/20/12                      United States       1,231,614             1,191,586          0.35
   e    Term Loan C, 3.55% - 3.90%, 12/23/14                      United States         937,765               917,765          0.27
      Graphic Packaging International Inc., 2008                  United States         886,842               855,842          0.25
       Incremental Term Loan, 3.059% - 3.347%, 5/16/14
      NewPage Corp., Term Loan, 4.063%, 12/22/14                  United States       1,405,000             1,221,472          0.36
                                                                                                      -----------------  ----------
                                                                                                            6,499,395          1.91
                                                                                                       -----------------  ----------
      PERSONAL PRODUCTS
      Chattem Inc., Term Loan B, 2.038% - 2.259%, 1/02/13         United States         900,499               866,730          0.26
      Herbalife International Inc., Term Loan B, 1.78-2.10%,      United States       1,142,314             1,070,919          0.31
       7/21/13
                                                                                                      -----------------  ----------
                                                                                                            1,937,646          0.57
                                                                                                      -----------------  ----------
      PHARMACEUTICALS
      Mylan Inc., Term Loan B, 3.563% - 3.875%, 10/02/14          United States        1,710,435            1,666,305          0.49
                                                                                                      -----------------  ----------





FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


     PROPERTY & CASUALTY INSURANCE
      Affirmative Insurance Holdings Inc., Term Loan, 9.25%,      United States    $     594,299     $        314,978          0.09
       1/31/14
                                                                                                      -----------------  ----------
      PUBLISHING
      Dex Media East LLC, Term Loan B, 2.49% - 2.67%, 10/24/14    United States          608,287              457,431          0.13
      Dex Media West LLC, Term Loan B, 7.00%, 10/24/14            United States        4,381,844            3,568,464          1.05
      Newsday LLC, Floating Rate Term Loan, 6.009%, 8/01/13       United States        2,400,000            2,379,000          0.70
   e  R.H. Donnelley Inc., Term Loan D-2, 4.00%, 6/30/11          United States        2,322,396            1,792,116          0.53
   d  Tribune Co.,
        Term Loan B, 5.25%, 5/16/14                               United States        6,419,555            2,646,462          0.78
        Term Loan X, 5.00%, 5/18/09                               United States        1,042,571              426,586          0.12
      Tribune Receivables LLC, Term Loan (DIP), 9.00%, 4/10/10    United States        1,700,000            1,712,750          0.50
      Wenner Media LLC, Term Loan B, 2.035%, 10/02/13             United States          846,487              770,303          0.23
                                                                                                      -----------------  ----------
                                                                                                           13,753,112          4.04
                                                                                                      -----------------  ----------
      RAILROADS
      Kansas City Southern Railway Co., Term Loan B,              United States        2,493,573            2,319,023          0.68
       2.04% - 2.76%, 4/26/13                                                                           --------------   ----------

      RESEARCH & CONSULTING SERVICES
      Alix Partners LLP, Term Loan C, 2.29%-2.51%, 10/12/13       United States        1,458,727            1,436,846          0.42
      Nielsen Finance LLC (VNU Inc.),
        Class A Term Loan, 2.30%, 8/09/13                         United States        2,280,537            2,126,584          0.63
        Class B Term Loan, 4.05%, 5/02/16                         United States          516,646              487,584          0.14
                                                                                                      -----------------  ----------
                                                                                                            4,051,031          1.19
                                                                                                      -----------------  ----------

      RETAIL REITS
      Macerich Co., Term Loan B, 1.813%, 4/25/10                  United States        1,037,447              980,388          0.29
                                                                                                      -----------------  ----------
      SECURITY & ALARM SERVICES
      Protection One Inc., Term Loan C, 2.54%, 3/31/12            United States          902,612              861,994          0.25
                                                                                                      -----------------  ----------
      SEMICONDUCTORS
      Fairchild Semiconductor Corp.,
        Incremental Term Loan, 2.785%, 6/26/13                    United States        1,678,750            1,540,253          0.45
                                                                                                      -----------------  ----------
      SPECIALIZED CONSUMER SERVICES
      Affinion Group Inc., Term Loan B, 2.785%, 10/17/12          United States        2,323,115            2,213,929          0.65
                                                                                                      -----------------  ----------
      SPECIALTY CHEMICALS
      Brenntag Holding GmbH & Co. KG,
        Acquisition Facility, 2.289% - 2.985%, 1/20/14               Germany             441,369              420,404          0.12
        Term Loan B2, 2.289%, 1/20/14                             United States          829,690              790,280          0.23
      Cognis GmbH, Term Loan C, 2.618%, 9/15/13                      Germany           2,300,000            1,964,584          0.58
      Compass Minerals Group Inc., Term Loan, 1.79%-2.10%            Germany           1,358,294            1,327,732          0.39
        12/22/12
      Hexion Specialty Chemicals BV, Term Loan C-2, 2.875%         Netherlands           840,458              634,546          0.19
       5/03/13
      Hexion Specialty Chemicals Inc., Term Loan C-1, 2.875%,     United States        3,869,003            2,921,097          0.86
       5/03/13
      Nalco Co.,
        Term Loan, 6.50%, 5/13/16                                 United States        2,032,557            2,060,504          0.60
        Term Loan B, 2.063%, 11/01/10                             United States          196,971              196,528          0.06
      Oxbow Carbon LLC,
        Delayed Draw Term Loan, 2.31%, 5/08/14                    United States          288,548              265,464          0.08
        Term Loan B, 2.31% - 2.598%, 5/08/14                      United States        3,025,667            2,783,614          0.82
   e  Polypore Inc., U.S. Term Loan, 2.56%, 7/03/14               United States        1,238,535            1,170,416          0.34
      Rockwood Specialties Group Inc., Term Loan H, 6.00%,        United States        2,033,889            2,059,313          0.60
       5/15/14
      Univar Inc., Opco Tranche B Term Loan, 3.285%, 10/10/14     United States        2,402,917            2,168,633          0.64
                                                                                                      -----------------  ----------
                                                                                                           18,763,115          5.51
                                                                                                      -----------------  ----------




FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


      SYSTEMS SOFTWARE
      Audatex North America Inc., Domestic Term Loan C,           United States   $    1,074,255    $       1,046,056          0.31
       2.438%, 5/16/14
      Rovi Corp., Term Loan B, 6.00%, 5/02/13                     United States          654,813              656,450          0.19
                                                                                                      -----------------  ----------
                                                                                                            1,702,506          0.50
                                                                                                      -----------------  ----------
      TRADING COMPANIES & DISTRIBUTORS
      Ashtead Group PLC, Term Loan, 2.063%, 8/31/11               United Kingdom         759,200              711,750          0.21
      Interline Brands,
        Delayed Draw Term Loan, 1.98%, 6/23/13                    United States          562,261              508,846          0.15
        Term Loan B, 1.98%, 6/23/13                               United States          315,395              285,432          0.08
      RSC Holdings III, Second Term Loan, 3.79%-4.08%, 11/30/13   United States          850,000              697,000          0.21
                                                                                                      -----------------  ----------
                                                                                                            2,203,028          0.65
                                                                                                      -----------------  ----------
      TRUCKING
      Hertz Corp.,
        Credit Link, 0.609%, 12/21/12                             United States          104,200               98,632          0.03
        Term Loan B, 2.04% - 2.06%, 12/21/12                      United States          569,096              538,686          0.16
                                                                                                      -----------------  ----------
                                                                                                              637,318          0.19
                                                                                                      -----------------  ----------
      WIRELESS TELECOMMUNICATION SERVICES
   e  Intelsat Corp. (Panamsat),
        Tranche B-2-A, 2.804%, 1/03/14                            United States          2,062,366          1,972,567          0.58
        Tranche B-2-B, 2.804%, 1/03/14                            United States          2,061,738          1,971,965          0.58
        Tranche B-2-C, 2.804%, 1/03/14                            United States          2,061,738          1,971,965          0.58
                                                                                                      -----------------  ----------
                                                                                                            5,916,497          1.74
                                                                                                      -----------------  ----------
     TOTAL SENIOR FLOATING RATE INTERESTS (COST $323,207,879)                                             307,196,250        90.20
                                                                                                      -----------------  ----------
      SHORT TERM INVESTMENTS (COST $49,308,769)
    i/REPURCHASE AGREEMENTS
      Joint Repurchase Agreement, 0.165%, 8/03/09                 United States          49,308,769         49,308,769        14.48
       (Maturity Value $49,309,447)
        Banc of America Securities LLC (Maturity Value $5,653,328)
        Barclays Capital Inc. (Maturity Value $6,088,237)
        BNP Paribas Securities Corp. (Maturity Value $6,958,056)
        Credit Suisse Securities (USA) LLC (Maturity Value
        $5,653,328)
        Deutsche Bank Securities Inc. (Maturity Value $7,126,696)
        HSBC Securities (USA) Inc. (Maturity Value $6,088,237)
        Morgan Stanley & Co. Inc. (Maturity Value $6,088,237)
        UBS Securities LLC (Maturity Value $5,653,328)
          Collateralized by U.S. Government Agency Securities,
          0.493% - 5.125%, 3/30/10 - 3/23/12; i//U.S Treasury Bills,
          4/01/10-6/10/10; and U.S. Treasury Note, 1.75% - 1065%.
          2/28/10 - 6/30/14
                                                                                                        ----------------- ----------
      TOTAL INVESTMENTS (COST $372,516,648)                                                                 356,505,019      104.68
      OTHER ASSETS, LESS LIABILITIES                                                                        (15,926,172)      (4.68)
                                                                                                         ---------------- ---------
      NET ASSETS                                                                                       $   340,578,847       100.00
                                                                                                         ---------------- ---------


 See Abbreviations on page XX.

a The principal amount is stated in U.S. dollars unless otherwise indicated.
b The coupon rate shown represents the rate at period end.
c See Note 1(d) regarding senior floating rate interests.
d See Note 7 regarding defaulted securities.
e A portion or all of the security  purchased on a delayed  delivery basis. See
  Note  1(c).
f Rounds  to less than 0.1% of net  assets.
g Income  may be  received  in additional securities and/or cash.
h See Note 1(b) regardingjoint repurchase agreement.
i The security is traded on a discount basis with no stated coupon rate.











FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


Financial Statements

Statement of Assets and Liabilities
July 31, 2009

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers                                    $323,207,879
  Cost - Repurchase agreements                                     49,308,769
                                                      ------------------------
  Total cost of investments                                      $372,516,648
                                                      ------------------------
  Value - Unaffiliated issuers                                   $307,196,250
  Value - Repurchase agreements                                    49,308,769
                                                      ------------------------
  Total value of investments                                      356,505,019
 Cash                                                               1,581,229
 Receivables:
  Investment securities sold                                        6,046,599
  Interest                                                            843,535
 Other assets                                                             355
                                                      ------------------------
        Total assets                                              364,976,737
                                                      ------------------------

Liabilities:
 Payables:
  Investment securities purchased                                  23,280,942
  Affiliates                                                          226,108
  Distributions to shareholders                                       777,350
 Accrued expenses and other liabilities                               113,490
                                                      ------------------------
        Total liabilities                                          24,397,890
                                                      ------------------------
        Net assets, at value                                     $340,578,847
                                                      ------------------------

Net assets consist of:
 Paid-in capital                                                 $464,530,943
 Distributions in excess of net investment income                    (60,555)
 Net unrealized appreciation (depreciation)                      (16,011,629)
 Accumulated net realized gain (loss)                           (107,879,912)
                                                      ------------------------
        Net assets, at value                                     $340,578,847
                                                      ------------------------
 Net asset value and maximum offering price per
 share ($340,578,847 / 41,343,938 shares
 outstanding)                                                           $8.24
                                                      ------------------------




Annual Report | The accompanying notes are an integral part of these financial statements.



Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Financial Statements (continued)

Statement of Operations
for the year ended July 31, 2009

Investment income:
   Interest                                                   $16,768,644
                                                       -------------------
Expenses:
 Management fees (Note 3a)                                      2,704,421
 Administrative fees (Note 3b)                                    486,371
 Custodian fees (Note 4)                                            6,388
 Reports to shareholders                                            6,188
 Professional fees                                                155,917
 Trustees' fees and expenses                                       27,182
 Other                                                             72,206
                                                       -------------------
        Total expenses                                          3,458,673
        Expense reductions (Note 4)                               (6,200)
        Expenses waived/paid by affiliates (Note 3d)          (1,115,297)
                                                       -------------------
          Net expenses                                          2,337,176
                                                       -------------------
            Net investment income                              14,431,468
                                                       -------------------

Realized and unrealized gains (losses):
 Net realized gain (loss) from investments                   (54,640,585)
 Net change in unrealized appreciation
 (depreciation) on investments                                 10,247,552
                                                       -------------------
Net realized and unrealized gain (loss)                      (44,393,033)
                                                       -------------------
Net increase (decrease) in net assets resulting
 from operations                                            $(29,961,565)
                                                       -------------------





Annual Report | The accompanying notes are an integral part of these financial statements.


Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

 Financial Statements (continued)

Statements of Changes in Net Assets


                                                                   Year Ended July 31,
                                                                2009                  2008
                                                       ---------------------------------------------
Increase (decrease) in net assets:
 Operations:
     Net investment income                              $     14,431,468         $     38,665,606
     Net realized gain (loss) from investments              (54,640,585)             (40,055,119)
     Net change in unrealized appreciation
      (depreciation) on investments                          10,247,552                2,152,125
                                                       ---------------------------------------------
      Net increase (decrease) in net assets
      resulting from operations                             (29,961,565)                 762,612
                                                       ---------------------------------------------

 Distributions to shareholders from net investment
 income                                                     (14,457,547)             (38,661,719)
 Capital share transactions (Note 2)                        (62,248,468)            (584,574,579)
                                                       ---------------------------------------------
      Net increase (decrease) in net assets                (106,667,580)            (622,473,686)
Net assets:
 Beginning of year                                          447,246,427            1,069,720,113
                                                       ---------------------------------------------
 End of year                                            $   340,578,847         $    447,246,427
                                                       ---------------------------------------------
Distributions in excess of net investment income
included in  net assets:
 End of year                                            $       (60,555)        $        (30,735)
                                                       ---------------------------------------------



Annual Report | The accompanying notes are an integral part of these financial statements.





Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series


Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (Trust) is registered under the
Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series
(Fund), which is organized as a partnership for tax purposes. The shares are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include:
fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed.
Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

b. JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at year end had been entered into on July 31, 2009. The joint repurchase agreement is valued at cost.

c. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

e. INCOME TAXES

No provision has been made for income taxes because all income, expenses, gains and losses are allocated to the partners for inclusion in their individual income tax returns.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of July 31, 2009, and has determined that no provision for income tax is required in the Fund's financial statements.

f. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis.
Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Each Fund's net investment income is proportionately allocated to the partners daily and paid monthly. Net capital gains (or losses) realized by the Fund will be allocated proportionately to each partner and will not be distributed. Distributions to partners are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

g. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

At July 31, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

TABLE>

                                                Year Ended July 31,
                                   2009                              2008
                         ---------------------------------------------------------------
                             Shares         Amount            Shares          Amount
                         ---------------------------------------------------------------
 Shares sold               12,816,839    $101,386,162        4,842,844      $44,297,914
 Shares redeemed          (21,035,136)   (163,634,630)     (67,790,869)    (628,872,493)
                         ---------------------------------------------------------------
 Net increase (decrease)   (8,218,297)   $(62,248,468)     (62,948,025)   $(584,574,579)
                          ---------------------------------------------------------------



3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:


SUBSIDIARY                                                       AFFILIATION
-------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Investors Services, LLC (Investor Services)  Transfer agent

a.  MANAGEMENT FEES

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.

b. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
FEE RATE                NET ASSETS
-------------------------------------------------------------------------
0.150%           Up to and including $200 million
0.135%           Over $200 million, up to and including $700 million
0.100%           Over $700 million, up to and including $1.2 billion
0.075%           In excess of $1.2 billion

c. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

d. WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive administrative fees. Additionally, Advisers agreed in advance to voluntarily waive a portion of management fees. Total expenses waived by FT Services and Advisers are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. FT Services and Advisers may discontinue this waiver at any time upon notice to the Fund's Board of Trustees.

e. OTHER AFFILIATED TRANSACTIONS

At July 31, 2009, the shares of the Fund were owned by the following entities:

ENTITY                                    SHARES
---------------------------------------------------------
Franklin Floating Rate Fund, PLC        41,323,938
Franklin Resources, Inc.                    10,000
Templeton Investment Counsel, LLC           10,000
                                       -------------
Total                                   41,343,938
                                      ==============


4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2009, the custodian fees were reduced as noted in the Statement of Operations.


5.  INCOME TAXES

At July 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                            $ 373,099,911
                                               ==============

Unrealized appreciation                        $   5,033,900
Unrealized depreciation                          (21,628,792)
                                               --------------
Net unrealzied appreciation (depreciation)     $ (16,594,892)
                                               ==============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, payments-in-kind, bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, payments-in-kind, bond discounts and premiums.


6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2009, aggregated $147,406,610 and $204,480,801, respectively.

7. CREDIT RISK AND DEFAULTED SECURITIES

At July 31, 2009, the Fund had 79.30% of its portfolio invested in senior secured floating rate notes rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At July 31, 2009, the aggregate value of these securities was $4,023,882, representing 1.18% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.


8. SHAREHOLDER DISTRIBUTIONS

For the period ended July 31, 2009, the Fund made the following distributions:

PAYMENT DATE                   AMOUNT PRE SHARE
-----------------------------------------------
8/29/2008                       $0.036180
9/30/2008                       $0.035554
10/31/2008                      $0.040650
11/28/2008                      $0.034303
12/31/2008                      $0.031261
1/30/2009                       $0.022877
2/27/2009                       $0.018198
3/31/2009                       $0.022309
4/30/2009                       $0.021118
5/29/2009                       $0.018879
6/30/2009                       $0.024378
7/31/2009                       $0.019427
                               -----------
Total                           $0.325134
                               ============

9. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, "Borrower"; collectively "Borrowers"), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $404 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the year ended July 31, 2009, the Fund did not utilize the Global Credit Facility.

10. FUND LITIGATION

On July 6, 2003, Adelphia Communications Corp. ("Adelphia") and related parties, along with its Official Committee of Unsecured Creditors, (collectively "Plaintiffs") filed an adversary proceeding in the then-pending Adelphia bankruptcy case in the U.S. Bankruptcy Court for the Southern District of New York against more than 400 banks, financial services companies, insurance companies, investment banks, mutual funds and other parties that had arranged for the sale of, or purchased the bank debt of, Adelphia or its related parties. Named defendants included Franklin Floating Rate Daily Access Fund (individually and as successor to the Franklin Floating Rate Trust's interests in the credit facilities at issue), Franklin Floating Rate Trust, and Franklin Floating Rate Master Series (collectively the "Franklin Defendants"), and Franklin CLOs I-III, among other defendants. In addition, Advisers was originally named as a defendant, but later dismissed from the lawsuit. The complaint alleged that the purchasers of this bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders and sought avoidance of the loans and recovery of fraudulent transfers (the "Complaint"). The agent bank and investment bank defendants moved to dismiss the Complaint, which the Bankruptcy Court granted in part and denied in part, with leave to amend the Complaint. The reference to the bankruptcy was withdrawn and the matter was transferred to the U.S. District Court for the Southern District of New York.

On October 22, 2007, Plaintiffs filed an amended complaint, largely duplicating the allegations in the original Complaint, and adding hundreds of additional syndicate lender defendants (the "Amended Complaint"). The Franklin Defendants, among others, moved to dismiss the Amended Complaint on December 20, 2007. On June 17, 2008, the court granted the motions and dismissed all of the claims against certain defendants, including the Franklin Defendants, while leaving other claims against other defendants outstanding. On December 8, 2008, the court entered a stipulated order of final judgment with respect to the dismissed claims, and Plaintiffs filed a notice of appeal from that judgment to the U.S. Court of Appeals for the Second Circuit on January 6, 2009. The current deadline for completing all appellate briefing is November 12, 2009.


11. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on August 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

o Level 1 - quoted prices in active markets for identical securities
o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At July 31, 2009, all of the Fund's investments in securities carried at fair value were in Level 2 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.


12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through September 17, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.
===============================================================================



ABBREVIATIONS

SELECTED PORTFOLIO

DIP      Debtor-In-Possession
L/C      Letter of Credit
PIK      Payment-In-Kind
REIT     Real Estate Investment Trust

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF  TRUSTEES  AND  SHAREHOLDERS  OF FRANKLIN  FLOATING  RATE MASTER
SERIES

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Floating Rate Master Series (the "Fund") at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 17, 2009

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS

----------------------- --------------------- ---------------- ----------------- ----------------------------
                                                                  NUMBER OF
                                                                PORTFOLIOS IN
 NAME, YEAR OF BIRTH                                             FUND COMPLEX
     AND ADDRESS              POSITION        LENGTH OF TIME     OVERSEEN BY      OTHER DIRECTORSHIPS HELD
                                                  SERVED        BOARD MEMBER*
----------------------- --------------------- ---------------- ----------------- ----------------------------

Harris J. Ashton             Trustee             Since 1999        135           Bar-S Foods (meat packing
(1932)                                                                           company).
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
-------------------------------------------------------------------------------------------------------------
Robert F. Carlson            Trustee             Since 2007       112             None
(1928)
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Retired; and FORMERLY, Vice President, senior member and President, Board of Administration, California Public Employees Retirement Systems (1971 -
January 2008) (CALPERS);, member and Chairman of the Board, Sutter Community
Hospitals; member, Corporate Board, Blue Shield of California; and Chief
Counsel, California Department of Transportation.
-------------------------------------------------------------------------------------------------------------
Sam Ginn (1937)         Trustee               Since 2007       112               Chevron Corporation
One Franklin Parkway                                                             (global energy company)
San Mateo, CA                                                                    and ICO Global
94403-1906                                                                       Communications (Holdings)
                                                                                 Limited (satellite
                                                                                 company).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC
(wireless company); Chairman of the Board and Chief Executive Officer, AirTouch
Communications (cellular communications) (1993-1998) and Pacific Telesis Groups
(telephone holding company) (1988-1994).
-------------------------------------------------------------------------------------------------------------
Edith E. Holiday        Trustee               Since 1999       135               Hess Corporation
(1952)                                                                           (exploration and refining
One Franklin Parkway                                                             of oil and gas), H.J.
San Mateo, CA                                                                    Heinz Company (processed
94403-1906                                                                       foods and allied
                                                                                 products), RTI
                                                                                 International Metals, Inc.
                                                                                 (manufacture and
                                                                                 distribution of titanium),
                                                                                 Canadian National Railway
                                                                                 (railroad) and White
                                                                                 Mountains Insurance Group,
                                                                                 Ltd. (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993);
General Counsel to the United States Treasury Department (1989-1990); and
Counselor to the Secretary and Assistant Secretary for Public Affairs and Public
Liaison-United States Treasury Department (1988-1989).
-------------------------------------------------------------------------------------------------------------
Frank W.T. LaHaye       Trustee               Since 1999       112               Center for Creative Land
(1929)                                                                           Recycling (brownfield
One Franklin Parkway                                                             redevelopment).
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management
Company (venture capital).
-------------------------------------------------------------------------------------------------------------
Frank A. Olson (1932)   Trustee               Since 2005       135               Hess Corporation
One Franklin Parkway                                                             (exploration and refining
San Mateo, CA                                                                    of oil and gas) and
94403-1906                                                                       Sentient Jet (private jet
                                                                                 service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and FORMERLY,
Chairman of the Board, President and Chief Executive Officer, UAL Corporation
(airlines).
-------------------------------------------------------------------------------------------------------------
Larry D. Thompson       Trustee               Since 2007       143               None
(1945)
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary,
PepsiCo, Inc. (consumer products); and FORMERLY, Director, Delta Airlines
(aviation) (2003-2005) and Providian Financial Corp. (credit card provider)
(1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting
Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003).
-------------------------------------------------------------------------------------------------------------
John B. Wilson (1959)    Lead Independent     Trustee since      112             None
One Franklin Parkway     Trustee              2007 and Lead
San Mateo, CA                                 Independent
94403-1906                                    Trustee since
                                               2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap,
Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy,
Staples, Inc. (office supplies) (1992-1996); Senior Vice President - Corporate Planning, Northwest
Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).
-------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

----------------------- --------------------- ---------------- ----------------- ----------------------------
                                                                  NUMBER OF      D
                                                                PORTFOLIOS IN
                                                                 FUND COMPLEX
 NAME, YEAR OF BIRTH                           LENGTH OF         OVERSEEN BY
 AND ADDRESS                 POSITION          TIME SERVED      BOARD MEMBER*     OTHER DIRECTORSHIPS HEL
----------------------- --------------------- ---------------- ----------------- ----------------------------
**Charles B. Johnson    Trustee and           Since 1999       135               None
(1933)                  Chairman of
One Franklin Parkway    the Board
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director,
Templeton Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton
Investments.
-------------------------------------------------------------------------------------------------------------
**Gregory E. Johnson    Trustee               Since 2007       91                None
(1961)
One Franklin Parkway
San Mateo, CA
94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide,
Inc.; Director, Templeton Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in
Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Mark Boyadjian (1964)   Vice President        Since 2003       Not Applicable    Not Applicable
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc. and Templeton Worldwide, Inc.; and officer of two of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------
James M. Davis          Chief Compliance      Chief            Not Applicable    Not Applicable
(1952)                  Officer and Vice      Compliance
One Franklin Parkway    President - AML       Officer since
San Mateo, CA           Compliance            2004 and Vice
94403-1906                                    President - AML
                                              Compliance
                                              since 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of
Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
-------------------------------------------------------------------------------------------------------------
Laura F. Fergerson      Chielf Executive      Since March       Not Applicable    Not Applicable
(1962)                  Officer - Finance     2009
One Franklin Parkway    and Administration
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director
and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004);
Assistant Treasurer of most of the investment companies in Franklin Templeton
Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
-------------------------------------------------------------------------------------------------------------
Gaston Gardey           Treasurer, Chief      Since March      Not Applicable    Not Applicable
(1967)                  Financial Officer     2009
One Franklin Parkway    and Chief
San Mateo,              Accounting Officer
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Fund Acconting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Aliya S. Gordon         Vice President        Since March      Not Applicable      Not Applicable
(1973)                                        2009
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Ligigation
Associate, Steefel, Levitt & Weiss, LLP (2000-2004).
-------------------------------------------------------------------------------------------------------------
David P. Goss (1947)    Vice President        Since 2000       Not Applicable      Not Applicable
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and/or director, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Rupert H. Johnson,      President and Chief   President        Not Applicable      Not Applicable
Jr. (1940)              Executive Officer     since 1999
One Franklin Parkway    -Investment           and Chief
San Mateo, CA           Management            Executive
94403-1906                                    Officer -
                                              Investment
                                              Management
                                              since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin
Advisers, Inc. and Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Karen L. Skidmore       Vice President and    Since 2006       Not Applicable    Not Applicable
(1952)                  Secretary
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of
29 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Craig S. Tyle (1960)    Vice President        Since 2005       Not Applicable    Not Applicable
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner,
Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
-------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2007. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.





BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

SHAREHOLDER INFORMATION

At a meeting held February 24, 2009, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. It was noted that at regular Board meetings during the course of the year, the Trustees had reviewed and discussed portfolio performance and financial information for the FFRMT Fund, as well as periodic reports on shareholder services, legal compliance, pricing, and other services provided by the Manager and its affiliates. In addition, information specifically furnished to the Trustees in connection with the contract renewals being considered at the meeting included a Fund Profitability Analysis Report and additional information. The Fund Profitability Analysis Report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included in the additional material prepared specifically for the meeting was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates, including Management's explanation of differences where relevant, as well as a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report were a memorandum prepared by Management describing project initiatives and capital investments relating to the services provided to the FFRMT Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such information, the independent Trustees received assistance and met separately with independent counsel. The Fund Profitability Analysis Report and other additional material prepared by Management were sent to each of the Trustees on February 3, 2009. Such material was reviewed and discussed by the independent Trustees among themselves and with Management in a telephonic conference call that took place February 12, 2009. Questions raised in such telephonic conference call were responded to by Management and were discussed at a meeting of independent Trustees held prior to the Board meeting.


PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling
(800) SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $74,979 for the fiscal year ended July 31, 2009 and $73,910 for the fiscal year ended July 31, 2008.

(b) Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $13,250 for the fiscal year ended July 31, 2009 and $0 for the fiscal year ended July 31, 2008. The services for which these fees were paid included tax compliance and advice.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $6,000 for the fiscal year ended July 31, 2009 and $0 for the fiscal year ended July 31, 2008. The services for which these fees were paid included tax compliance and advice.

(d) All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended July 31, 2009 and $348 for the fiscal year ended July 31, 2008. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended July 31, 2009 and $283,729 for the fiscal year ended July 31, 2008. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

         (i) pre-approval of all audit and audit related services;

         (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

         (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

         (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $19,250 for the fiscal year ended July 31, 2009 and $284,077 for the fiscal year ended July 31, 2008.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A


ITEM 6. SCHEDULE OF INVESTMENTS. N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and, Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST



By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  September 25, 2009


By /s/GASTON GARDEY
  ---------------------------------------
      Gaston Gardey
      Chief Financial Officer and Chief
      Accounting Officer
Date  September 25, 2009